Segmented Information (Tables)	12 Months Ended
Jan. 31, 2026
Disclosure Of Segment Information [abstract]
Summary of Revenues
Details of the Company’s product categories were as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Year-Round Products	$4,802.4	$4,307.2
Seasonal Products	2,291.5	2,370.4
PA&A, OEM Engines and Others	1,348.8	1,225.3
	$8,442.7	$7,902.9

Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets
The following table provides geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2026	January 31, 2025	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
United States	$4,698.5	$4,566.1	$237.1	$252.5
Canada	1,259.3	1,109.0	864.0	906.2
Europe	1,207.8	1,130.0	469.6	566.6
Asia Pacific	555.0	499.7	90.2	59.1
Latin America	709.2	586.5	863.0	941.0
Other	12.9	11.6	—	—
	$8,442.7	$7,902.9	$2,523.9	$2,725.4